Cash Generated from Operations (Reconciliation of Profit before Taxation to Cash Used in Operation) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash generated from operations [abstract]
Profit before income tax		¥ 2,656,128	¥ 6,808,121	¥ 7,852,898
Adjustment items:
Interest income		(398,176)	(443,661)	(268,379)
Share of profit of investments accounted for using the equity method		(972,593)	(885,597)	(1,243,693)
Gains on disposal of joint venture		0	0	(10,339)
Gains/(losses) from disposal of subsidiaries		60,951	(1,622)	0
Fair value losses/(gains) of foreign exchange option and forward exchange contracts		(3,001)	2,021	1,516
Gains from structured deposits		(85,444)	(19,811)	0
Payments for sale of financial assets at fair value through other comprehensive income		19,513	0	0
Interest expense		53,784	35,574	17,259
Foreign exchange losses/(gains)		(18,571)	18,034	7,091
Depreciation of property, plant and equipment		1,507,804	1,550,924	1,574,842
Depreciation of investment property		14,694	14,527	13,652
Depreciation of right-of-use assets		101,998	0	0
Amortization of lease prepayments and other non-current assets		214,292	242,162	245,635
Impairment loss on property, plant, equipment and construction in progress		486	82,652	118,179
Losses/(gains) on disposal of property, plant and equipment and other long-term assets-net	[1]	(158,551)	(172,508)	13,017
Gains on exercise of foreign exchange option		(1,155)	(6,411)	0
Net (losses)/gains on settlement of foreign exchange contracts		16,471	(10,129)	0
Share-based payment		0	(13,004)	11,276
Profit on operation before change of working capital		3,008,630	7,201,272	8,332,954
(Increase)/decrease in inventories		1,366,441	(1,523,277)	(438,125)
Increase in operation receivables		(92,354)	(469,339)	(116,580)
Increase/(decrease) in operation payables		(487,877)	2,767,557	1,003,653
Increase in balances to related parties-net		1,860,836	525,286	2,594
Cash generated from operating activities		¥ 5,655,676	¥ 8,501,499	¥ 8,784,496

[1]	The net gains on disposal of land, property, plant and equipment were mainly composed of gains on disposal of land of Zhejiang Jin Yong Acrylic Fiber Company Limited ("Jinyong") which amounted to RMB 126,817 thousands.